Acquisition of businesses and purchase accounting - Med Supply Center, Inc. - Asset and Liabilities acquired (Details) - Med Supply Center, Inc. - USD ($)	Sep. 30, 2021	Jun. 21, 2021
Acquisition of businesses and purchase accounting
Cash		$ 48,000
Accounts receivable		180,000
Inventory		597,000
Property and equipment		263,000
Right of use real estate		88,000
Goodwill		766,000
Accounts payable		(190,000)
Accrued liabilities		(40,000)
Deferred revenue		(53,000)
Deferred tax liability		(304,000)
Lease liabilities		(124,000)
Net assets acquired		1,601,000
Cash transferred	$ 322,000	1,279,000
Total consideration transferred, acquisition-date fair value		1,601,000
Goodwill deductible for tax purposes		0
Non-compete agreements
Acquisition of businesses and purchase accounting
Intangible asset		140,000
Brand
Acquisition of businesses and purchase accounting
Intangible asset		20,000
Customer relationships
Acquisition of businesses and purchase accounting
Intangible asset		$ 210,000